                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-1629
                                   ------------


                       RIVERSOURCE DIMENSIONS SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)


  Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:      7/31
                         --------------
Date of reporting period:     1/31
                         --------------

  Semiannual Report

                                                        RIVERSOURCE [LOGO](R)
                                                             INVESTMENTS

  RIVERSOURCE(R)
  DISCIPLINED SMALL AND MID CAP EQUITY FUND

  SEMIANNUAL REPORT
  FOR THE PERIOD ENDED
  JAN. 31, 2007

> RIVERSOURCE DISCIPLINED SMALL
  AND MID CAP EQUITY FUND
  SEEKS TO PROVIDE SHAREHOLDERS
  WITH LONG-TERM CAPITAL GROWTH.

TABLE OF CONTENTS
Fund Snapshot ...........................................................    3

Performance Summary .....................................................    5

Questions & Answers
  with Portfolio Management .............................................    7

Fund Expenses Example ...................................................   11

Investments in Securities ...............................................   13

Financial Statements ....................................................   20

Notes to Financial Statements ...........................................   23

Proxy Voting ............................................................   39


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2  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2007

FUND OVERVIEW

RiverSource Disciplined Small and Mid Cap Equity Fund seeks to provide shareholders with long-term capital growth. The Fund's managers utilize computer-based quantitative models to purchase small and mid cap stocks that they believe are undervalued or have the potential for significant price appreciation at the time of investment. The team manages risk on many dimensions in an effort to minimize volatility and maximize risk-adjusted returns.

SECTOR BREAKDOWN*

Percentage of portfolio assets

Financials                         24.4%
Consumer Discretionary             18.3%
Information Technology             11.7%
Industrials                        11.0%        [PIE CHART]
Health Care                         7.6%
Materials                           7.6%
Other(1)                           19.4%

* Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.

(1)   Includes Utilities 5.5%, Energy 4.4%, Consumer Staples 4.3%,
      Telecommunication Services 1.6% and Cash & Cash Equivalents 3.6%.

TOP TEN HOLDINGS

Percentage of portfolio assets

West Pharmaceutical Services         1.1%
Old Republic Intl                    1.0%
American Eagle Outfitters            0.9%
American Capital Strategies          0.9%
SL Green Realty                      0.9%
CenterPoint Energy                   0.8%
iStar Financial                      0.8%
Liz Claiborne                        0.8%
Westlake Chemical                    0.8%
Toll Brothers                        0.8%

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


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RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT JAN. 31, 2007

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

        STYLE
VALUE   BLEND   GROWTH
                      LARGE
          X           MEDIUM   SIZE
          X           SMALL

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGERS

                                                          YEARS IN INDUSTRY
Dimitris Bertsimas, Ph.D.                                         13
Gina Mourtzinou, Ph.D.                                            10

FUND FACTS

                                        TICKER SYMBOL      INCEPTION DATE
Class A                                      --                   5/18/06
Class B                                      --                   5/18/06
Class C                                      --                   5/18/06
Class I                                      --                   5/18/06
Class R4(1)                                  --                   5/18/06
Class W                                      --                   12/1/06

Total net assets                                            $38.4 million

Number of holdings                                                    348

(1)   Effective Dec. 11, 2006, Class Y was renamed Class R4.


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4  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

------------------------------------------------------------------------------

                            PERFORMANCE COMPARISON
                 For the six-month period ended Jan. 31, 2007

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Disciplined Small & Mid Cap Equity Fund Class A (excluding sales charge)    +14.53%
Russell 2500 Index(1) (unmanaged)                                                       +15.85%
Lipper Mid-Cap Core Funds Index(2)                                                      +14.10%

(1) The Russell 2500 Index, an unmanaged index, measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000
      Index. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Mid-Cap Core Funds Index includes the 30 largest mid-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance will be measured against this index for purposes of determining the performance incentive adjustment.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                       CLASS A        CLASS B        CLASS C        CLASS I        CLASS R4(b)    CLASS W(b)
Total                   5.83%          6.60%          6.60%          5.48%            5.85%          6.00%
Net Expenses(a)         1.36%          2.13%          2.13%          1.01%            1.19%          1.36%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 1.36% for Class A; 2.13% for Class B; 2.13% for Class C; 1.01% for Class I; 1.19% for Class R4; and 1.36% for
      Class W.

(b) Effective Dec. 11, 2006, Class Y was renamed Class R4. Inception date for Class W is Dec. 1, 2006. For Class W, expenses are based on estimated amounts for the current fiscal year.

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RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

TOTAL RETURNS

AT JAN. 31, 2007

                                                                      SINCE
Without sales charge                               6 MONTHS*        INCEPTION*
Class A (inception 5/18/06)                         +14.53%           +8.12%
Class B (inception 5/18/06)                         +14.18%           +7.56%
Class C (inception 5/18/06)                         +14.12%           +7.50%
Class I (inception 5/18/06)                         +14.78%           +8.37%
Class R4** (inception 5/18/06)                      +14.60%           +8.19%
Class W (inception 12/1/06)                            N/A            +4.71%
With sales charge
Class A (inception 5/18/06)                          +7.94%           +1.91%
Class B (inception 5/18/06)                          +9.18%           +2.56%
Class C (inception 5/18/06)                         +13.12%           +6.50%

AT DEC. 31, 2006

                                                                      SINCE
Without sales charge                               6 MONTHS*        INCEPTION*
Class A (inception 5/18/06)                          +5.40%           +4.74%
Class B (inception 5/18/06)                          +5.05%           +4.28%
Class C (inception 5/18/06)                          +4.99%           +4.22%
Class I (inception 5/18/06)                          +5.64%           +4.97%
Class R4** (inception 5/18/06)                       +5.47%           +4.80%
Class W (inception 12/1/06)                            N/A            +1.53%
With sales charge
Class A (inception 5/18/06)                          -0.66%           -1.28%
Class B (inception 5/18/06)                          +0.05%           -0.72%
Class C (inception 5/18/06)                          +3.99%           +3.22%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 shares are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 * Not annualized.

** Effective Dec. 11, 2006, Class Y was renamed Class R4.


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6  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Managers Dimitris Bertsimas and Gina Mourtzinou discuss RiverSource Disciplined Small and Mid Cap Equity Fund's positioning and results for the six-month period ended Jan. 31, 2007.

At Jan. 31, 2007, approximately 60% of the Fund's shares were owned in the aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible that RiverSource Disciplined Small and Mid Cap Equity Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 30, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Disciplined Small and Mid Cap Equity Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 11 and 27.

Q: How did RiverSource Disciplined Small and Mid Cap Equity Fund perform for the six-month period?

A: The Fund's Class A shares (excluding sales charge) returned 14.53% for the period ended Jan. 31, 2007. The Fund underperformed the Russell 2500 Index (Russell Index), which gained 15.85%, and the Fund outperformed the Lipper Mid-Cap Core Funds Index, representing the Fund's peer group, which returned 14.10%, for the same period.

Q:    What factors most significantly affected the Fund's performance?

A: The Fund's performance resulted from the performance of the three quantitative investment models -- momentum, value and quality-adjusted value -- we employ in selecting stocks for the Fund's portfolio. The momentum model singles out groups of companies that appear to have improving prospects based on the pattern of stock returns observed over history. The value model is structured to select undervalued stocks based on proprietary estimates of future corporate earnings. The quality-adjusted value model is structured to select undervalued securities by adjusting the valuations of stocks to take into account each stock's historical earnings stability and debt load. Under the Fund's investment process, the three models choose the small- and mid-cap stocks for the portfolio. We then weight the models and determine the exposure to sectors and industries.


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RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

      UNDER THE FUND'S INVESTMENT PROCESS, THE THREE MODELS CHOOSE THE SMALL- AND MID-CAP STOCKS FOR THE PORTFOLIO.

      During the reporting period, only one of the three quantitative investment models outperformed the Russell Index. The momentum model outperformed, but this was offset by the value and quality-adjusted value models, which both underperformed the Russell Index. While the Fund may experience underperformance in the short term, our research has indicated that the style diversification provided by the three very different quantitative models is a significant investment advantage, which may lead to long-term outperformance.

      THE MOMENTUM MODEL OUTPERFORMED, BUT THIS WAS OFFSET BY THE VALUE AND QUALITY-ADJUSTED VALUE MODELS, WHICH BOTH UNDERPERFORMED THE RUSSELL INDEX.

      In managing risk associated with small- and mid-cap investing, we use a proprietary risk management system that allows us to manage the Fund's exposure to several key factors, including industry, sector, market capitalization and portfolio turnover. During the period, we used these and other techniques to reduce the expected risk of the portfolio and to avoid large deviations from the Russell Index. The Fund's turnover for the six-month period was 30%.

      During the period, the Fund had greater-than-Russell Index positions in materials and consumer discretionary, which were two of the top-performing sectors for the period. The Fund had less exposure than the Russell Index to energy, which was the poorest performer and the only sector to turn in a negative return for the period. Other sector allocation decisions that detracted from performance were the Fund's positions in financials and information technology, which were respectively 3% greater and 3% less than the Russell Index.


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8  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

      Based on our investment process, most of the Fund's underperformance resulted from stock selection, particularly within financials, consumer discretionary and industrials sectors. Among individual holdings, stocks that detracted from the Fund's results were transportation company Arkansas Best Corp. (selected by the value and quality models); semi-conductor manufacturer OmniVision Technologies Inc. (momentum model); beverage company Hansen Natural Corp. (momentum model); and energy company Stone Energy Corp. (value and quality models).

      On the positive side, stock selection added value within the information technology, materials, health care and consumer staples sectors. Several noteworthy individual stocks that contributed to the Fund's return included commercial services and supply company Deluxe Corp. (value model); three technology-related companies: technology hardware and equipment company Redback Networks Inc. (momentum model), software and services companies Akamai Technologies Inc. and Unisys Corp. (momentum and value models respectively); as well as diversified financial company First Marblehead Corp. (momentum model).

      At the end of the reporting period, several other individual stocks stood out as top holdings. They included: West Pharmaceutical Services Inc., a company that produces packaging used in the health care and consumer products industries and develops drug delivery systems, liked by the momentum model; CenterPoint Energy an electric utility company was liked by both the momentum and value models; American Capital Strategies a Financial Services company that arranges commercial loans for small- and medium-size businesses throughout the United States was both a momentum and quality pick; and iStar Financial Inc., a commercial REIT with more than $10 billion in assets, was liked by all three models.


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RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

Q:    What changes did you make to the Fund's portfolio during the period?

A: RiverSource Disciplined Small and Mid Cap Equity Fund has been in operation for less than one year. In the months since the Fund's shares became publicly available, which was May 18, 2006, we have focused on building the Fund using our three quantitative models to select stocks for the portfolio. Changes in the portfolio's sector allocation during the period were modest and were the direct result of stock selection.

Q:    How do you intend to manage the Fund in the coming months?

A: We hold a positive view of the U.S. equity market. We believe our use of multiple investment disciplines serves the Fund well in all investment environments over the long term, and the diversified portfolio is well-positioned for any potential market conditions. Whether there is a surge in small- and mid-cap stocks or a downturn, the combination of models should, in our view, help us deliver value relative to the Russell Index over extended periods of time. We are equally convinced of the merit of our multifaceted, disciplined approach to controlling risk in the portfolio. We believe our combination of style diversification and rigorous risk control will allow us to maintain the high quality of the Fund's portfolio in whatever market conditions lie ahead.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser(s) to the Fund or any other person in the RiverSource or subadviser organization(s). Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.


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10  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


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RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT  11

                                    BEGINNING            ENDING           EXPENSES
                                  ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING      ANNUALIZED
                                  AUG. 1, 2006       JAN. 31, 2007     THE PERIOD(a)    EXPENSE RATIO
Class A
  Actual(b)                           $1,000            $1,145.30          $6.00            1.11%
  Hypothetical
  (5% return before expenses)         $1,000            $1,019.61          $5.65            1.11%
Class B
  Actual(b)                           $1,000            $1,141.80          $9.39            1.74%
  Hypothetical
  (5% return before expenses)         $1,000            $1,016.43          $8.84            1.74%
Class C
  Actual(b)                           $1,000            $1,141.20          $9.88            1.83%
  Hypothetical
  (5% return before expenses)         $1,000            $1,015.98          $9.30            1.83%
Class I
  Actual(b)                           $1,000            $1,147.80          $3.84             .71%
  Hypothetical
  (5% return before expenses)         $1,000            $1,021.63          $3.62             .71%
Class R4
  Actual(b)                           $1,000            $1,146.00          $5.52(c)         1.02%
  Hypothetical
  (5% return before expenses)         $1,000            $1,020.06          $5.19(c)         1.02%
Class W
  Actual(d)                              N/A                  N/A            N/A             N/A
  Hypothetical
  (5% return before expenses)         $1,000            $1,019.86          $5.40            1.06%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Jan. 31, 2007:
      +14.53% for Class A, +14.18% for Class B, +14.12% for Class C, +14.78%
      for Class I and +14.60% for Class R4.

(c) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.19% for Class R4. Any amounts waived will not be reimbursed by the Fund. These changes were effective Dec. 11, 2006. If these changes had been in place for the six-month period ended
      Jan. 31, 2007, the actual expenses paid for Class R4 would have been $6.55 and the hypothetical expenses paid for Class R4 would have been $6.16.

(d) The actual values and expenses paid are not presented because Class W does not have a full six months of history. The inception date of Class
      W is Dec. 1, 2006.


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12  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT

INVESTMENTS IN SECURITIES

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (96.4%)

ISSUER                                         SHARES                   VALUE(a)
AIR FREIGHT & LOGISTICS (0.1%)
EGL                                             1,104(b)            $     42,073
--------------------------------------------------------------------------------

AIRLINES (1.3%)
Continental Airlines Cl B                       1,787(b)                  74,143
Republic Airways Holdings                      10,817(b)                 206,820
US Airways Group                                3,675(b)                 205,727
                                                                    ------------
Total                                                                    486,690
--------------------------------------------------------------------------------

AUTO COMPONENTS (1.8%)
American Axle & Mfg
 Holdings                                       2,826                     58,724
ArvinMeritor                                    3,205                     61,696
Autoliv                                         1,855(c)                 111,931
BorgWarner                                      2,439                    167,169
Cooper Tire & Rubber                            2,640                     42,214
Lear                                            3,678                    124,537
Sauer-Danfoss                                   1,729                     59,547
TRW Automotive Holdings                         1,763(b)                  46,102
                                                                    ------------
Total                                                                    671,920
--------------------------------------------------------------------------------

BEVERAGES (0.3%)
Hansen Natural                                  3,304(b)                 125,849
--------------------------------------------------------------------------------

BIOTECHNOLOGY (0.8%)
BioMarin Pharmaceutical                         2,328(b)                  44,092
Cephalon                                          501(b)                  36,277
OSI Pharmaceuticals                             4,291(b)                 145,981
Savient Pharmaceuticals                         5,508(b)                  82,234
                                                                    ------------
Total                                                                    308,584
--------------------------------------------------------------------------------

BUILDING PRODUCTS (0.6%)
Simpson Mfg                                     2,866                     93,747
USG                                             2,819(b)                 151,098
                                                                    ------------
Total                                                                    244,845
--------------------------------------------------------------------------------

CAPITAL MARKETS (2.0%)
AG Edwards                                      2,752                    182,210
American Capital Strategies                     6,840                    332,765
Apollo Investment                               3,584                     79,565
Knight Capital Group Cl A                       2,782(b)                  50,271
MCG Capital                                     2,049                     40,509
SEI Investments                                 1,606                    100,102
                                                                    ------------
Total                                                                    785,422
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                          SHARES                  VALUE(a)
CHEMICALS (4.5%)
Albemarle                                        2,341              $    182,551
Ashland                                          3,630                   252,467
CF Inds Holdings                                 3,310                   100,955
Eastman Chemical                                   625                    36,600
Hercules                                         4,656(b)                 91,304
Huntsman                                         2,426(b)                 50,728
Innospec                                         2,881(c)                154,134
Intl Flavors & Fragrances                        1,468                    71,169
NewMarket                                        1,080                    60,156
OM Group                                         2,577(b)                125,912
RPM Intl                                         2,075                    48,202
Sensient Technologies                            3,792                    93,587
Westlake Chemical                                9,437                   313,119
WR Grace & Co                                    4,599(b)                 99,798
Zoltek Companies                                 1,863(b)                 49,779
                                                                    ------------
Total                                                                  1,730,461
--------------------------------------------------------------------------------

COMMERCIAL BANKS (3.7%)
Associated Banc-Corp                             2,525                    86,153
BancorpSouth                                     2,854                    72,292
BOK Financial                                    1,468                    78,054
Chemical Financial                               1,646                    49,051
Chittenden                                       1,975                    60,159
Citizens Banking                                 1,343                    32,917
City Natl                                        1,704                   122,569
Commerce Bancshares                              2,018                    99,124
F.N.B.                                           1,551                    27,282
First BanCorp                                    6,944(c)                 74,162
First Horizon Natl                               6,431                   280,391
FirstMerit                                       5,723                   128,881
Fulton Financial                                 4,763                    76,208
Intl Bancshares                                  1,130                    33,120
TCF Financial                                    2,884(d)                 73,196
Trustmark                                        3,524                   103,817
Whitney Holding                                  1,020                    32,273
                                                                    ------------
Total                                                                  1,429,649
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.5%)
AMREP                                              400                    40,860
Corrections Corp
 of America                                      2,496(b)                121,605
Covanta Holding                                  2,650(b)                 62,699

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT  13

ISSUER                                             SHARES               VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
Deluxe                                              9,389           $    280,919
GEO Group                                           1,167(b)              51,138
Healthcare Services Group                           1,223                 35,369
Huron Consulting Group                              1,300(b)              67,405
IKON Office Solutions                               1,451                 21,620
TeleTech Holdings                                   1,686(b)              45,438
Viad                                                3,540                148,468
Watson Wyatt
 Worldwide Cl A                                     1,501                 66,479
                                                                    ------------
Total                                                                    942,000
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.4%)
Ciena                                               2,046(b)              57,472
CommScope                                           2,166(b,d)            69,983
Comtech Group                                      12,975(b,c)           213,569
Polycom                                             5,506(b)             185,112
                                                                    ------------
Total                                                                    526,136
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.3%)
Brocade Communications
 Systems                                            7,587(b)              65,097
Diebold                                               815                 37,775
                                                                    ------------
Total                                                                    102,872
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
EMCOR Group                                         1,158(b)              66,492
--------------------------------------------------------------------------------

CONSUMER FINANCE (1.3%)
Advance America Cash
 Advance Centers                                    3,282                 45,817
AmeriCredit                                         4,117(b)             111,735
Cash America Intl                                   1,479                 63,168
Credit Acceptance                                   1,165(b)              33,867
First Marblehead                                    3,441                187,190
World Acceptance                                    1,156(b)              50,876
                                                                    ------------
Total                                                                    492,653
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.0%)
Greif Cl A                                            343                 39,208
Owens-Illinois                                      4,789(b)             106,603
Pactiv                                              5,740(b)             186,206
Rock-Tenn Cl A                                      2,096                 68,581
                                                                    ------------
Total                                                                    400,598
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES               VALUE(a)
DIVERSIFIED CONSUMER SERVICES (0.4%)
Career Education                                    2,006(b)        $     57,512
INVESTools                                          2,804(b)              40,658
Sotheby's                                           1,140                 42,271
                                                                    ------------
Total                                                                    140,441
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
Alaska Communications
 Systems Group                                      2,568                 41,499
CenturyTel                                          3,569                160,034
Cogent Communications
 Group                                              3,291(b)              69,111
Commonwealth Telephone
 Enterprises                                        1,087                 45,915
FairPoint Communications                            7,051                142,853
Golden Telecom                                        771(c)              39,922
                                                                    ------------
Total                                                                    499,334
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.1%)
Allete                                              4,689                225,495
Duquesne Light Holdings                             2,599                 52,006
Great Plains Energy                                 3,974                124,505
Idacorp                                             1,145                 42,308
Northeast Utilities                                 6,265                173,227
Pinnacle West Capital                                 819                 39,959
Reliant Energy                                      5,980(b)              88,982
UIL Holdings                                        1,098                 42,613
                                                                    ------------
Total                                                                    789,095
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.1%)
Belden CDT                                          1,916                 82,867
General Cable                                       2,125(b)              91,651
Genlyte Group                                         582(b)              44,098
Superior Essex                                      6,417(b)             204,767
                                                                    ------------
Total                                                                    423,383
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.4%)
Arrow Electronics                                   1,170(b)              41,243
Daktronics                                          1,488                 51,440
Ingram Micro Cl A                                   3,474(b)              67,778
Insight Enterprises                                10,848(b)             220,540
Rogers                                                683(b)              35,297
SYNNEX                                              9,777(b)             187,718
Tech Data                                           1,305(b)              48,468
Technitrol                                          2,316                 50,998
Trimble Navigation                                  3,981(b)             225,245
                                                                    ------------
Total                                                                    928,727
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

14  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT

ISSUER                                             SHARES               VALUE(a)
ENERGY EQUIPMENT & SERVICES (0.9%)
Compagnie Generale de
 Geophysique-Veritas ADR                            2,865(b,c)      $    113,770
FMC Technologies                                      565(b)              34,990
Lone Star Technologies                                940(b)              45,449
Superior Energy Services                            1,469(b)              44,540
TETRA Technologies                                  1,895(b)              43,888
Universal Compression
 Holdings                                             748(b)              45,209
                                                                    ------------
Total                                                                    327,846
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.8%)
Andersons                                           1,039                 41,311
BJ's Wholesale Club                                 3,726(b)             113,792
Ruddick                                             4,452                123,766
SUPERVALU                                           6,792                257,959
Weis Markets                                        3,545                153,428
                                                                    ------------
Total                                                                    690,256
--------------------------------------------------------------------------------

FOOD PRODUCTS (1.0%)
Corn Products Intl                                  2,196                 75,212
Del Monte Foods                                     3,643                 41,749
Delta & Pine Land                                   1,404                 57,143
Lancaster Colony                                      884                 38,666
Pilgrim's Pride                                     1,977                 62,612
Seaboard                                               33                 63,591
Smithfield Foods                                    2,299(b)              60,372
                                                                    ------------
Total                                                                    399,345
--------------------------------------------------------------------------------

GAS UTILITIES (1.1%)
Nicor                                                 932                 42,406
ONEOK                                               5,434                233,173
Peoples Energy                                      1,226                 53,392
Southwest Gas                                         939                 36,856
UGI                                                 2,576                 70,608
                                                                    ------------
Total                                                                    436,435
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
DENTSPLY Intl                                       1,562                 48,172
Hillenbrand Inds                                      737                 42,016
Immucor                                             2,244(b)              70,776
Inverness Medical
 Innovations                                        1,591(b)              65,581
West Pharmaceutical
 Services                                           8,316                403,576
                                                                    ------------
Total                                                                    630,121
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES               VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (2.7%)
Alliance Imaging                                    5,500(b)        $     38,445
AMERIGROUP                                          2,446(b)              88,692
AMN Healthcare Services                             1,668(b)              43,168
Apria Healthcare Group                              5,579(b)             154,929
CorVel                                              1,559(b)              73,476
Kindred Healthcare                                  3,789(b)             108,744
Magellan Health Services                            1,167(b)              47,625
Manor Care                                          1,846                 98,281
Molina Healthcare                                   2,218(b)              68,381
Tenet Healthcare                                   27,571(b)             194,651
Universal Health
 Services Cl B                                        765                 44,316
VCA Antech                                          2,403(b)              80,789
                                                                    ------------
Total                                                                  1,041,497
--------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.3%)
Allscripts Healthcare
 Solutions                                          3,622(b)             110,833
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.4%)
Jack in the Box                                     1,289(b)              79,647
OSI Restaurant Partners                             2,047                 80,836
                                                                    ------------
Total                                                                    160,483
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (4.7%)
American Greetings Cl A                             2,164                 51,979
Beazer Homes USA                                    2,886                125,570
Blyth                                               1,916                 39,834
Ethan Allen Interiors                               1,763                 66,412
Furniture Brands Intl                               3,057(d)              50,960
Hovnanian Enterprises Cl A                          3,034(b)             101,002
KB HOME                                             4,214                228,483
M/I Homes                                             942                 33,987
MDC Holdings                                        3,007                175,218
Meritage Homes                                      1,519(b)              67,520
NVR                                                   187(b)             129,501
Ryland Group                                        2,114                118,765
Standard-Pacific                                    4,474                122,767
Technical Olympic USA                               3,363                 32,049
Tempur-Pedic Intl                                   5,423(b)             129,067
Toll Brothers                                       9,243(b)             312,691
                                                                    ------------
Total                                                                  1,785,805
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.7%)
Church & Dwight                                       844                 38,242
Energizer Holdings                                  2,574(b)             219,382
                                                                    ------------
Total                                                                    257,624
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT  15

ISSUER                                             SHARES               VALUE(a)
INDUSTRIAL CONGLOMERATES (0.2%)
Carlisle Companies                                    299           $     24,351
Tredegar                                            1,601                 36,775
                                                                    ------------
Total                                                                     61,126
--------------------------------------------------------------------------------

INSURANCE (6.0%)
CNA Surety                                          2,302(b)              48,918
Commerce Group                                      4,997                150,809
Conseco                                             5,877(b)             116,658
Erie Indemnity Cl A                                 1,431                 79,091
Fidelity Natl
 Financial Cl A                                    11,535                273,841
First American                                      4,883                206,942
LandAmerica
 Financial Group                                    1,267                 79,897
Mercury General                                     2,205                115,013
Natl Western Life
 Insurance Cl A                                       188                 43,144
Odyssey Re Holdings                                 2,321                 91,563
Old Republic Intl                                  16,989                378,855
Protective Life                                     4,138                202,472
Reinsurance Group
 of America                                         1,894                110,136
StanCorp Financial Group                            2,395                114,601
Transatlantic Holdings                              4,863                305,348
                                                                    ------------
Total                                                                  2,317,288
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.4%)
Akamai Technologies                                 5,152(b)             289,440
Digital River                                       2,129(b)             108,962
Equinix                                               576(b)              48,424
WebEx Communications                                2,792(b)             103,527
                                                                    ------------
Total                                                                    550,353
--------------------------------------------------------------------------------

IT SERVICES (2.9%)
Alliance Data Systems                                 662(b)              44,970
BISYS Group                                        20,998(b)             268,145
Convergys                                           4,970(b)             129,419
Perot Systems Cl A                                  4,045(b)              66,095
Sabre Holdings Cl A                                 1,624                 52,471
Syntel                                              4,622                151,971
Total System Services                               4,795                148,166
Unisys                                             28,462(b)             245,342
                                                                    ------------
Total                                                                  1,106,579
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES               VALUE(a)
LEISURE EQUIPMENT & PRODUCTS (1.0%)
Brunswick                                           3,366           $    114,814
Callaway Golf                                       2,160                 35,683
Hasbro                                              3,867                109,823
JAKKS Pacific                                       2,008(b)              40,702
Marvel Entertainment                                2,767(b)              77,255
                                                                    ------------
Total                                                                    378,277
--------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.7%)
Advanced Magnetics                                    833(b)              50,755
Bruker BioSciences                                  5,191(b)              38,673
PAREXEL Intl                                        5,964(b)             195,321
                                                                    ------------
Total                                                                    284,749
--------------------------------------------------------------------------------

MACHINERY (1.9%)
AGCO                                                4,691(b)             159,353
Bucyrus Intl Cl A                                   1,207                 56,017
Crane                                               1,195                 46,402
Cummins                                               350                 47,096
Gardner Denver                                      2,127(b)              81,996
Lincoln Electric Holdings                           1,100                 66,847
Robbins & Myers                                       832                 36,175
SPX                                                 2,741                192,391
Terex                                                 844(b)              48,015
                                                                    ------------
Total                                                                    734,292
--------------------------------------------------------------------------------

MARINE (0.8%)
American
 Commercial Lines                                   3,409(b)             240,130
Kirby                                               1,739(b,d)            61,752
                                                                    ------------
Total                                                                    301,882
--------------------------------------------------------------------------------

MEDIA (1.1%)
Discovery Holding Cl A                              6,276(b)             103,993
Interpublic Group
 of Companies                                       7,222(b)              95,042
McClatchy Cl A                                      1,660                 64,209
New York Times Cl A                                 7,149                165,070
                                                                    ------------
Total                                                                    428,314
--------------------------------------------------------------------------------

METALS & MINING (1.3%)
Brush Engineered Materials                          1,028(b)              34,017
Carpenter Technology                                  619                 72,485
Quanex                                              7,870                308,425
United States Steel                                 1,222                102,025
                                                                    ------------
Total                                                                    516,952
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

16  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT

ISSUER                                             SHARES               VALUE(a)
MULTILINE RETAIL (1.1%)
Big Lots                                            5,398(b)        $    139,971
Dillard's Cl A                                      2,028                 69,642
Dollar Tree Stores                                  3,614(b)             113,696
Family Dollar Stores                                2,083                 67,489
Saks                                                2,273                 42,641
                                                                    ------------
Total                                                                    433,439
--------------------------------------------------------------------------------

MULTI-UTILITIES (2.3%)
Avista                                              5,609                141,066
CenterPoint Energy                                 18,768                323,936
Energy East                                         1,978                 47,512
NSTAR                                               1,909                 63,761
OGE Energy                                          3,746                145,045
TECO Energy                                         7,266                123,231
WPS Resources                                         518                 27,480
                                                                    ------------
Total                                                                    872,031
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.6%)
Cimarex Energy                                      3,501                131,217
Frontier Oil                                        2,095                 59,519
Holly                                               2,223                117,130
Houston Exploration                                 4,088(b)             213,884
Overseas Shipholding
 Group                                              2,653                164,831
Pogo Producing                                      4,562                226,048
Stone Energy                                        5,497(b)             186,843
Swift Energy                                        3,397(b)             150,623
W&T Offshore                                        4,270                131,174
                                                                    ------------
Total                                                                  1,381,269
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
Louisiana-Pacific                                  11,144                255,309
Schweitzer-Mauduit Intl                             1,145                 27,812
                                                                 ---------------
Total                                                                    283,121
--------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
NBTY                                                1,197(b)              62,064
--------------------------------------------------------------------------------

PHARMACEUTICALS (1.4%)
King Pharmaceuticals                               17,285(b)             308,710
Medicines                                           5,199(b)             159,193
Watson Pharmaceuticals                              3,113(b)              84,736
                                                                    ------------
Total                                                                    552,639
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (7.3%)
Alexander's                                           122(b)              52,809
American Home Mtge
 Investment                                         1,965                 68,657

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES               VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Annaly Capital
 Management                                        13,245           $    182,516
Anthracite Capital                                  2,652                 36,253
Apartment Investment &
 Management Cl A                                    2,355                147,494
Camden Property Trust                                 956                 74,950
Digital Realty Trust                                1,483                 53,299
Entertainment
 Properties Trust                                     863                 55,974
Essex Property Trust                                  382                 55,138
Health Care Property
 Investors                                          3,175                130,969
Home Properties                                     1,354                 87,049
IMPAC Mtge Holdings                                 5,613                 48,384
iStar Financial                                     6,359                318,904
Longview Fibre                                      1,270                 26,645
Luminent Mtge Capital                               5,252                 48,634
MFA Mtge Investments                                8,146                 60,606
Nationwide Health
 Properties                                         2,755                 91,797
New Century Financial                               2,887                 87,389
Newcastle Investment                                3,058                 99,140
NorthStar Realty Finance                            2,893                 51,061
RAIT Financial Trust                                2,686                100,430
Redwood Trust                                       2,141                136,082
Senior Housing
 Properties Trust                                   1,871                 48,683
SL Green Realty                                     2,255                330,537
Thornburg Mtge                                      8,366                225,045
United Dominion
 Realty Trust                                       4,418                144,866
                                                                    ------------
Total                                                                  2,763,311
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.7%)
Forest City Enterprises Cl A                        2,497                150,944
Jones Lang LaSalle                                  1,206                126,027
                                                                    ------------
Total                                                                    276,971
--------------------------------------------------------------------------------

ROAD & RAIL (2.3%)
Amerco                                                560(b)              46,922
Arkansas Best                                       5,861                224,007
Ryder System                                        1,713                 93,427
Werner Enterprises                                 15,612                296,785
YRC Worldwide                                       5,038(b)             223,435
                                                                    ------------
Total                                                                    884,576
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT  17

ISSUER                                             SHARES              VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.3%)
Agere Systems                                       3,820(b)        $    76,935
Atmel                                              17,869(b)            106,857
FormFactor                                          4,010(b)            163,006
OmniVision Technologies 14,082(b)                                       162,506
                                                                    -----------
Total                                                                   509,304
-------------------------------------------------------------------------------

SOFTWARE (2.0%)
Activision                                          4,590(b)             78,168
Ansoft                                              4,144(b)            115,783
BMC Software                                        3,357(b)            115,447
Mentor Graphics                                    11,471(b)            213,362
Nuance Communications                               4,887(b)             56,298
Take-Two Interactive
 Software                                           8,696(b)            151,136
THQ                                                 1,110(b)             33,633
                                                                    -----------
Total                                                                   763,827
-------------------------------------------------------------------------------

SPECIALTY RETAIL (5.6%)
American Eagle Outfitters                          11,026               357,023
Asbury Automotive Group                             1,937                47,379
AutoNation                                         11,221(b)            251,911
Blockbuster Cl A                                    7,245(b,d)           47,020
Borders Group                                       3,624                76,032
Buckle                                              1,225                41,136
Cabela's                                            1,124(b)             26,954
CarMax                                              4,380(b)            251,543
Children's Place
 Retail Stores                                      1,034(b)             56,053
Foot Locker                                         7,244               162,555
GameStop Cl A                                         752(b)             40,179
Group 1 Automotive                                  1,750                92,750
GUESS?                                                748(b)             53,938
OfficeMax                                           1,420                68,572
Pacific Sunwear
 of California                                      1,922(b)             37,671
RadioShack                                          5,064               111,914
Rent-A-Center                                       5,837(b)            171,958
Sonic Automotive Cl A                               1,726                54,110
Talbots                                             3,782                89,255
Zale                                                3,978(b)            109,475
                                                                    -----------
Total                                                                 2,147,428
-------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.3%)
Brown Shoe                                            736                40,002
Columbia Sportswear                                 1,319                85,524
Deckers Outdoor                                       636(b)             37,085
Jones Apparel Group                                 8,127               277,618

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES              VALUE(a)
TEXTILES, APPAREL & LUXURY GOODS (CONT.)
Kellwood                                              860           $    28,208
Liz Claiborne                                       7,100               315,240
Phillips-Van Heusen                                 1,811                99,877
                                                                    -----------
Total                                                                   883,554
-------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (3.3%)
Astoria Financial                                   3,533               104,541
Downey Financial                                      768                54,943
Flagstar Bancorp                                    2,413                35,013
Fremont General                                     3,223                43,833
IndyMac Bancorp                                     2,526                98,236
New York Community
 Bancorp                                            5,957               100,614
Ocwen Financial                                     2,080(b)             29,286
People's Bank                                       4,584               206,234
PMI Group                                           5,855               279,986
Radian Group                                        1,241                74,733
Triad Guaranty                                        717(b)             36,926
W Holding                                          10,748(c)             56,534
Washington Federal                                  2,951                68,434
Webster Financial                                   1,679(d)             83,648
                                                                    -----------
Total                                                                 1,272,961
-------------------------------------------------------------------------------

TOBACCO (0.3%)
Universal                                           2,102               101,590
-------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
WESCO Intl                                            654(b)             39,711
-------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Telephone & Data Systems                            1,785                99,871
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $34,815,965)                                                 $36,984,948
-------------------------------------------------------------------------------

MONEY MARKET FUND (3.6%)

                                                   SHARES              VALUE(a)
RiverSource Short-Term
 Cash Fund                                      1,387,584(e)        $ 1,387,584
-------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $1,387,584)                                                  $ 1,387,584
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $36,203,549)(f)                                              $38,372,532
===============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

18  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2007, the value of foreign securities represented 2.0% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                              CONTRACTS
      -----------------------------------------------------------------------
      PURCHASE CONTRACTS
      Russell Mini, March 2007                                             11
      S&P Mid 400 E-Mini, March 2007                                        5

(e)   Affiliated Money Market Fund -- See Note 6 to the financial statements.

(f) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $36,204,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $2,804,000
      Unrealized depreciation                                        (635,000)
      -----------------------------------------------------------------------
      Net unrealized appreciation                                  $2,169,000
      -----------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT  19

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JAN. 31, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers (identified cost $34,815,965)                                                        $36,984,948
   Affiliated money market fund (identified cost $1,387,584) (Note 6)                                          1,387,584
------------------------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $36,203,549)                                                 38,372,532
Capital shares receivable                                                                                         24,420
Dividends and accrued interest receivable                                                                         15,069
Receivable for investment securities sold                                                                          7,288
------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                  38,419,309
------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Accrued investment management services fee                                                                           730
Accrued distribution fee                                                                                             119
Accrued transfer agency fee                                                                                           25
Accrued administrative services fee                                                                                   63
Other accrued expenses                                                                                            47,323
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 48,260
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                                           $38,371,049
========================================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                                     $    37,565
Additional paid-in capital                                                                                    36,542,142
Undistributed net investment income                                                                               28,941
Accumulated net realized gain (loss) (Note 8)                                                                   (426,693)
Unrealized appreciation (depreciation) on investments (Note 5)                                                 2,189,094
------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                                     $38,371,049
========================================================================================================================
Net assets applicable to outstanding shares:                                Class A                          $14,444,932
                                                                            Class B                          $   715,184
                                                                            Class C                          $    70,116
                                                                            Class I                          $23,122,635
                                                                            Class R4                         $    12,970
                                                                            Class W                          $     5,212
Net asset value per share of outstanding capital stock:                     Class A shares    1,414,746      $     10.21
                                                                            Class B shares       70,391      $     10.16
                                                                            Class C shares        6,901      $     10.16
                                                                            Class I shares    2,262,676      $     10.22
                                                                            Class R4 shares       1,270      $     10.21
                                                                            Class W shares          511      $     10.20
------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

20  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JAN. 31, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                                                    $  225,253
Interest                                                                                            775
Income distributions from affiliated money market fund (Note 6)                                  32,187
   Less foreign taxes withheld                                                                     (161)
-------------------------------------------------------------------------------------------------------
Total income                                                                                    258,054
-------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                               76,175
Distribution fee
   Class A                                                                                       14,162
   Class B                                                                                        1,337
   Class C                                                                                          196
   Class W                                                                                            2
Transfer agency fee
   Class A                                                                                        2,049
   Class B                                                                                           98
   Class C                                                                                           14
   Class R4                                                                                           2
   Class W                                                                                            2
Service fee -- Class R4                                                                               4
Administrative services fees and expenses                                                         6,754
Plan administration services fee -- Class R4                                                          5
Compensation of board members                                                                        65
Custodian fees                                                                                   15,640
Printing and postage                                                                             10,108
Registration fees                                                                                24,984
Professional fees                                                                                10,000
Other                                                                                             7,270
-------------------------------------------------------------------------------------------------------
Total expenses                                                                                  168,867
   Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)             (64,562)
-------------------------------------------------------------------------------------------------------
                                                                                                104,305
   Earnings and bank fee credits on cash balances (Note 2)                                       (3,754)
-------------------------------------------------------------------------------------------------------
Total net expenses                                                                              100,551
-------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                 157,503
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                                              (331,689)
   Futures contracts                                                                              3,074
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                        (328,615)
Net change in unrealized appreciation (depreciation) on investments                           3,163,909
-------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                2,835,294
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                              $2,992,797
=======================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          JAN. 31, 2007       FOR THE PERIOD
                                                                        SIX MONTHS ENDED     FROM MAY 18, 2006*
                                                                           (UNAUDITED)       TO JULY 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                           $    157,503          $        246
Net realized gain (loss) on investments                                       (328,615)              (98,983)
Net change in unrealized appreciation (depreciation) on investments          3,163,909              (444,386)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              2,992,797              (543,123)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
    Net investment income
      Class A                                                                  (51,227)                   --
      Class B                                                                   (1,714)                   --
      Class C                                                                     (180)                   --
      Class I                                                                  (86,804)                   --
      Class R4                                                                     (57)                   --
      Class W                                                                      (25)                  N/A
---------------------------------------------------------------------------------------------------------------
Total distributions                                                           (140,007)                   --
---------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
    Class A shares (Note 2)                                                  3,762,070               394,182
    Class B shares                                                             639,612                46,663
    Class C shares                                                              55,652                    --
    Class I shares                                                          21,809,851                45,117
    Class R4 shares                                                              1,000                 1,500
    Class W shares                                                               5,000                   N/A
Reinvestment of distributions at net asset value
    Class A shares                                                              12,334                    --
    Class B shares                                                               1,637                    --
    Class C shares                                                                 133                    --
    Class I shares                                                              86,753                    --
    Class R4 shares                                                                 12                    --
Payments for redemptions
    Class A shares                                                            (132,800)                   --
    Class B shares (Note 2)                                                       (516)              (17,521)
    Class C shares (Note 2)                                                        (10)                   --
    Class I shares                                                            (136,393)               (1,927)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions           26,104,335               468,014
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                     28,957,125               (75,109)
Net assets at beginning of period (Note 1)                                   9,413,924             9,489,033
---------------------------------------------------------------------------------------------------------------
Net assets at end of period                                               $ 38,371,049          $  9,413,924**
===============================================================================================================
Undistributed net investment income                                       $     28,941          $     11,445
---------------------------------------------------------------------------------------------------------------

 * When shares became publicly available.

** Initial capital of $10,012,040 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $523,007 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).

See accompanying notes to financial statements.


------------------------------------------------------------------------------

22  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Jan. 31, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Dimensions Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Dimensions Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the Russell 2500TM Index at the time of investment. On May 11, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) invested $10,012,040* in the Fund (996,000 shares for Class A, 1,000 shares for Class B, 1,000 shares for Class C, 2,204** shares for Class I and 1,000 shares for Class Y), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on May 18, 2006.

The Fund offers Class A, Class B, Class C and Class R4 shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Jan. 31, 2007, Ameriprise Financial and the affiliated funds-of-funds owned 100% of Class I shares.

Effective Dec. 1, 2006, the Fund offers an additional class of shares, Class W, offered through qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. At Jan. 31, 2007, Ameriprise Financial owned 100% of Class W shares.

At Jan. 31, 2007, Ameriprise Financial and the affiliated funds-of-funds owned approximately 87% of the total outstanding Fund shares.

 * Includes $12,040 invested by the RiverSource Retirement Plus Funds.

** Includes 1,204 shares purchased by the RiverSource Retirement Plus
   Funds.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT  23

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying


------------------------------------------------------------------------------

24  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT
an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT  25

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal


------------------------------------------------------------------------------

26  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT
years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.70% to 0.475% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Mid-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the Index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $2,622 for the six months ended Jan. 31, 2007.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase.

Other expenses in the amount of $214 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT  27

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o   Class A $19.50

o   Class B $20.50

o   Class C $20.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

In addition, with the introduction of Class W shares, the Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.


------------------------------------------------------------------------------

28  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT

Prior to Dec 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $17,974 for Class A for the six months ended Jan. 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Jan. 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses to 1.11% for Class A, 1.74% for Class B, 1.83% for Class C, 0.71% for Class I and 1.02% for Class R4. Of these waived fees and expenses, the management fees waived for at the Fund level were $64,562. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until July 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired Funds), before giving effect to any performance incentive adjustment, will not exceed 1.36% for Class A, 2.13% for Class B, 2.13% for Class C, 1.01% for Class I, 1.19% for Class R4 and 1.36% for Class W of the Fund's average daily net assets.

During the six months ended Jan. 31, 2007, the Fund's custodian and transfer agency fees were reduced by $3,754 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $31,345,459 and $6,354,442, respectively, for the six months ended Jan 31, 2007. Realized gains and losses are determined on an identified cost basis.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT  29

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                           SIX MONTHS ENDED JAN. 31, 2007
                     CLASS A       CLASS B       CLASS C        CLASS I           CLASS R4(a)   CLASS W(b)
-----------------------------------------------------------------------------------------------------------
Sold                 387,954        66,119         5,888       2,261,198              105           511
Issued for
  reinvested
  distributions        1,246           166            14           8,763                1            --
Redeemed             (13,550)          (54)           (1)        (14,094)              --            --
-----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)         375,650        66,231         5,901       2,255,867              106           511
-----------------------------------------------------------------------------------------------------------

                                          MAY 18, 2006(c) TO JULY 31, 2006
                     CLASS A       CLASS B       CLASS C        CLASS I           CLASS R4(a)     CLASS W
-----------------------------------------------------------------------------------------------------------
Sold                  43,096         5,146            --           4,815              164           N/A
Issued for
  reinvested
  distributions           --            --            --              --               --           N/A
Redeemed                  --        (1,986)           --            (210)              --           N/A
-----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)          43,096         3,160            --           4,605              164           N/A
-----------------------------------------------------------------------------------------------------------

(a)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

(b)   Inception date was Dec. 1, 2006.

(c)   When shares became publicly available.

5. STOCK INDEX FUTURES CONTRACTS

At Jan. 31, 2007, investments in securities included securities valued at $119,061 that were pledged as collateral to cover initial margin deposits on 16 open purchase contracts. The notional market value of the open purchase contracts at Jan. 31, 2007 was $1,303,290 with a net unrealized gain of $20,111. See "Summary of significant accounting policies" and " Notes to investments in securities."

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings


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30  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT
at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings under the facility outstanding during the six months ended Jan. 31, 2007.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $93,125 at July 31, 2006, that if not offset by capital gains will expire in 2014. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT  31

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


------------------------------------------------------------------------------

32  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                                          2007(i)       2006(b)
Net asset value, beginning of period                                $ 8.95        $ 9.48
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .03            --
Net gains (losses) (both realized and unrealized)                     1.27          (.53)
---------------------------------------------------------------------------------------------
Total from investment operations                                      1.30          (.53)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.04)           --
---------------------------------------------------------------------------------------------
Net asset value, end of period                                      $10.21        $ 8.95
---------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                             $   14        $    9
---------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)              1.11%(f)      1.26%(f)
---------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     1.12%(f)       .01%(f)
---------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               30%           14%
---------------------------------------------------------------------------------------------
Total return(g)                                                      14.53%(h)     (5.59%)(h)
---------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 2.17% for the six months ended Jan. 31, 2007 and 5.83% for the period ended July 31, 2006.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


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RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT  33

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                                          2007(i)         2006(b)
Net asset value, beginning of period                                $ 8.93          $ 9.48
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .02            (.01)
Net gains (losses) (both realized and unrealized)                     1.25            (.54)
-----------------------------------------------------------------------------------------------
Total from investment operations                                      1.27            (.55)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.04)             --
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                      $10.16          $ 8.93
-----------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                             $    1          $   --
-----------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)              1.74%(f)        2.07%(f)
-----------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      .49%(f)        (.37%)(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               30%             14%
-----------------------------------------------------------------------------------------------
Total return(g)                                                      14.18%(h)       (5.80%)(h)
-----------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.80% for the six months ended Jan. 31, 2007 and 6.64% for the period ended July 31, 2006.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


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34  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                                               2007(i)           2006(b)
Net asset value, beginning of period                                     $ 8.93            $ 9.48
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                .02              (.01)
Net gains (losses) (both realized and unrealized)                          1.24              (.54)
------------------------------------------------------------------------------------------------------
Total from investment operations                                           1.26              (.55)
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                       (.03)               --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $10.16            $ 8.93
------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                  $   --            $   --
------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)                   1.83%(f)          2.04%(f)
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets           .34%(f)          (.78%)(f)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                    30%               14%
------------------------------------------------------------------------------------------------------
Total return(g)                                                           14.12%(h)         (5.80%)(h)
------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.89% for the six months ended Jan. 31, 2007 and 6.61% for the period ended July 31, 2006.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT  35

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                                          2007(i)          2006(b)
Net asset value, beginning of period                                $ 8.95           $ 9.48
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .05               --
Net gains (losses) (both realized and unrealized)                     1.27             (.53)
------------------------------------------------------------------------------------------------
Total from investment operations                                      1.32             (.53)
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.05)              --
------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $10.22           $ 8.95
------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                             $   23           $   --
------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)               .71%(f)         1.01%(f)
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     1.72%(f)          .19%(f)
------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               30%              14%
------------------------------------------------------------------------------------------------
Total return(g)                                                      14.78%(h)        (5.59%)(h)
------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 1.77% for the six months ended Jan. 31, 2007 and 5.58% for the period ended July 31, 2006.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

36  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                                          2007(i)          2006(b)
Net asset value, beginning of period                                $ 8.95           $ 9.48
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .04                --
Net gains (losses) (both realized and unrealized)                     1.27             (.53)
------------------------------------------------------------------------------------------------
Total from investment operations                                      1.31             (.53)
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.05)               --
------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $10.21           $ 8.95
------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                             $   --           $   --
------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)              1.02%(f)         1.12%(f)
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     1.21%(f)          .21%(f)
------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               30%              14%
------------------------------------------------------------------------------------------------
Total return(g)                                                      14.60%(h)        (5.59%)(h)
------------------------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 2.08% for the six months ended Jan. 31, 2007 and 5.69% for the period ended July 31, 2006.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT  37

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                                                        2007(b)
Net asset value, beginning of period                                              $ 9.79
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                         .01
Net gains (losses) (both realized and unrealized)                                    .45
--------------------------------------------------------------------------------------------
Total from investment operations                                                     .46
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                                (.05)
--------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $10.20
--------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                           $   --
--------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                                1.06%(e)
--------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets                    .93%(e)
--------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                             30%
--------------------------------------------------------------------------------------------
Total return(f)                                                                     4.71%(g)
--------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Dec. 1, 2006 (inception date) to Jan. 31, 2007
      (Unaudited).

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

38  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
- 2007 SEMIANNUAL REPORT  39

RIVERSOURCE(R) DISCIPLINED SMALL AND MID CAP EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

                         This report must be accompanied or
                         preceded by the Fund's current
                         prospectus. RiverSource(R) mutual
                         funds are distributed by RiverSource
                         Distributors, Inc. and Ameriprise
                         Financial Services, Inc., Members
                         NASD, and managed by RiverSource
                         Investments, LLC. These companies
RIVERSOURCE [LOGO](R)    are part of Ameriprise Financial,     S-6516 A (3/07)
      INVESTMENTS        Inc.

   Semiannual Report

                                                         RIVERSOURCE [LOGO](R)
                                                               INVESTMENTS

   RIVERSOURCE(R)
   DISCIPLINED SMALL CAP VALUE FUND

   SEMIANNUAL REPORT FOR
   THE PERIOD ENDED
   JAN. 31, 2007

>  RIVERSOURCE DISCIPLINED
   SMALL CAP VALUE FUND SEEKS
   TO PROVIDE SHAREHOLDERS
   WITH LONG-TERM CAPITAL GROWTH.

TABLE OF CONTENTS

Fund Snapshot ..........................................................    3

Performance Summary ....................................................    5

Questions & Answers with Portfolio Management ..........................    8

Fund Expenses Example ..................................................   11

Investments in Securities ..............................................   14

Financial Statements ...................................................   20

Notes to Financial Statements ..........................................   24

Proxy Voting ...........................................................   43


------------------------------------------------------------------------------

2 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2007

FUND OVERVIEW

RiverSource Disciplined Small Cap Value Fund invests in small-cap stocks. The Fund's managers utilize computer-based quantitative models to purchase small-cap value stocks that they believe are undervalued or have the potential for significant price appreciation at the time of investment. The team manages risk on many dimensions in an effort to minimize volatility and maximize risk-adjusted returns.

SECTOR BREAKDOWN*

Percentage of portfolio assets

Financials                         33.7%
Consumer Discretionary             18.6%
Information Technology              9.8%
Industrials                         9.8%          [PIE CHART]
Materials                           8.1%
Health Care                         4.9%
Other(1)                           15.1%

* Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.

(1)   Includes Consumer Staples 4.2%, Utilities 3.3%, Energy 2.8%,
      Telecommunication Services 2.8% and Cash & Cash Equivalents 2.0%.

TOP TEN HOLDINGS

Percentage of portfolio assets

Deluxe                              0.9%
Rock-Tenn Cl A                      0.8%
Skechers USA Cl A                   0.8%
First BanCorp                       0.8%
Stone Energy                        0.7%
NorthStar Realty Finance            0.7%
Thornburg Mtge                      0.7%
Viad                                0.7%
Newcastle Investment                0.7%
YRC Worldwide                       0.7%

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT 3

FUND SNAPSHOT AT JAN. 31, 2007

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

        STYLE
VALUE   BLEND   GROWTH

                        LARGE
                        MEDIUM    SIZE
  X                     SMALL

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGERS

                                                    YEARS IN INDUSTRY
Dimitris Bertsimas, Ph.D.                                   13
Gina Mourtzinou, Ph.D.                                      10
Steve E. Kokkotos, Ph.D.                                     8

FUND FACTS

                           TICKER SYMBOL              INCEPTION DATE
Class A                          --                       2/16/06
Class B                          --                       2/16/06
Class C                          --                       2/16/06
Class I                          --                       2/16/06
Class R2                         --                      12/11/06
Class R3                         --                      12/11/06
Class R4(1)                      --                       2/16/06
Class R5                         --                      12/11/06

(1)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

Total net assets                                     $22.6 million

Number of holdings                                             250


------------------------------------------------------------------------------

4 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

------------------------------------------------------------------------------

                            PERFORMANCE COMPARISON

                 For the six-month period ended Jan. 31, 2007

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Disciplined Small Cap Value Fund Class A
(excluding sales charge)                                               +14.61%
Russell 2000 Value Index (unmanaged)(1)                                +15.08%
Lipper Small-Cap Value Funds Index(2)                                  +14.09%

(1) The Russell 2000 Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market price.

(2) The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance will be measured against this index for purposes of determining the performance incentive adjustment.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                         CLASS A        CLASS B        CLASS C       CLASS I
Total                     3.27%          4.04%          4.04%         2.92%
Net Expenses(a)           1.48%          2.25%          2.25%         1.13%

                        CLASS R2(b)   CLASS R3(b)    CLASS R4(b)   CLASS R5(b)
Total                     3.79%          3.54%          3.29%         3.04%
Net Expenses(a)           1.85%          1.60%          1.31%         1.10%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 1.48% for Class A; 2.25% for Class B; 2.25% for Class C; 1.13% for Class I; 1.85% for Class R2; 1.60% for Class R3;
      1.31% for Class R4; and 1.10% for Class R5.

(b) Effective Dec. 11, 2006, Class Y was renamed Class R4. Inception date for Class R2, Class R3 and Class R5 is Dec. 11, 2006. For Class R2,
      Class R3, Class R5, expenses are based on estimated amounts for the current fiscal year.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT 5

PERFORMANCE SUMMARY

TOTAL RETURNS

AT JAN. 31, 2007

                                                                      SINCE
Without sales charge                                6 MONTHS*       INCEPTION*
Class A (inception 2/16/06)                          +14.61%          +9.56%
Class B (inception 2/16/06)                          +14.17%          +8.69%
Class C (inception 2/16/06)                          +14.17%          +8.69%
Class I (inception 2/16/06)                          +14.82%          +9.87%
Class R2 (inception 12/11/06)                           N/A           +1.97%
Class R3 (inception 12/11/06)                           N/A           +2.07%
Class R4** (inception 2/16/06)                       +14.75%          +9.70%
Class R5 (inception 12/11/06)                           N/A           +2.08%
With sales charge
Class A (inception 2/16/06)                           +8.02%          +3.26%
Class B (inception 2/16/06)                           +9.17%          +3.69%
Class C (inception 2/16/06)                          +13.17%          +7.39%


------------------------------------------------------------------------------

6 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

AT DEC. 31, 2006

                                                                      SINCE
Without sales charge                                6 MONTHS*       INCEPTION*
Class A (inception 2/16/06)                           +8.40%          +7.87%
Class B (inception 2/16/06)                           +7.95%          +7.10%
Class C (inception 2/16/06)                           +7.95%          +7.10%
Class I (inception 2/16/06)                           +8.60%          +8.17%
Class R2 (inception 12/11/06)                           N/A           +0.49%
Class R3 (inception 12/11/06)                           N/A           +0.49%
Class R4** (inception 2/16/06)                        +8.42%          +8.00%
Class R5 (inception 12/11/06)                           N/A           +0.50%
With sales charge
Class A (inception 2/16/06)                           +2.17%          +1.66%
Class B (inception 2/16/06)                           +2.95%          +2.10%
Class C (inception 2/16/06)                           +6.95%          +6.10%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

*  Not annualized.

** Effective Dec. 11, 2006, Class Y was renamed Class R4.

------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT 7

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, the portfolio management team discusses RiverSource Disciplined Small Cap Value Fund's positioning and results for the six-month period ended Jan. 31, 2007.

At Jan. 31, 2007, approximately 34% of the Fund's shares were owned in the aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible that RiverSource Disciplined Small Cap Value Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 31, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Disciplined Small Cap Value Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 11 and 28.

Q: How did RiverSource Disciplined Small Cap Value Fund perform for the six month period?

A: The Fund's Class A shares (excluding sales charge) returned 14.61% for the six months ended Jan. 31, 2007. The Fund underperformed its benchmark, the Russell 2000 Value Index (Russell Index), which gained 15.08%, and outperformed the Lipper Small-Cap Value Funds Index, representing the Fund's peer group, which returned 14.09%, for the same period.

Q:    What factors most significantly affected the Fund's performance?

A: The Fund's overall performance results from the performance of the three quantitative investment models -- momentum, value and quality -- we employ in selecting stocks for the Fund's portfolio. The momentum model identifies stocks that we believe will experience improving investor sentiment during the next six to nine months. The value model uses a proprietary earnings estimate and selects stocks with low price-to-predicted-earnings ratios. The quality model selects companies that we feel possess strong and stable fundamentals, adjusted for value.

      Under the Fund's investment process, the three models choose the small-cap value stocks for the portfolio. We then weight the models and determine the exposure to sectors and industries. During the reporting period, only one of the three quantitative investment models outperformed the Russell Index. The momentum model outperformed quite strongly, but relative performance was impacted by the quality-adjusted value models, which both underperformed the Russell Index. While the Fund may experience underperformance in the


------------------------------------------------------------------------------

8 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

      short term, our research has established that the style diversification provided by the three very different quantitative models is a significant investment advantage, which may lead to long-term outperformance.

      During the period, the Fund had greater-than-Russell Index positions in telecommunication services, materials and consumer discretionary, which were three of the top-performing sectors. The Fund had less exposure than the Russell Index to energy, which was the poorest performing sector for the period. Also, the Fund had a slight overweight, relative to the Russell Index, in financials -- which was the only sector allocation decision that did not help the Fund's results.

      Because of our investment process, most of the Fund's underperformance resulted from stock selection. Stock selection in the health care, telecommunication services, industrials and materials sectors helped performance. However, our selections within financials, consumer staples and information technology detracted from performance. Over the period, detractors offset strong performers, so the overall effect on stock selection results was neutral.

      BECAUSE OF OUR INVESTMENT PROCESS, MOST OF THE FUND'S UNDERPERFORMANCE RESULTED FROM STOCK SELECTION.

      Some stocks that contributed favorably to the Fund's return included commercial services and supply company Amper (selected by the momentum model); footwear company Skechers USA (momentum model), financial services and supply company Deluxe (value model), and fuel additives and specialty chemical materials company Innospec (momentum, value and quality models).

      Among individual holdings, stocks that detracted from the Fund's results included consumer fitness company Bally Total Fitness HLD (selected by the momentum and value models), diversified financial company Doral Financial (value and quality models) and energy company Stone Energy (value and quality models).

      In managing risk associated with small-cap investing, we use a proprietary risk management system that allows us to manage the Fund's exposure to several key factors, including industry, sector, market capitalization and portfolio turnover. During the period, we used these and other techniques to reduce the expected risk of the portfolio and to avoid large deviations from the Russell Index.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT 9

QUESTIONS & ANSWERS

Q:    What changes did you make to the Fund's portfolio during the period?

A: RiverSource Disciplined Small Cap Value Fund began operations on Feb. 16, 2006. During this six-month reporting period, we have focused on building the portfolio using our three quantitative models to select stocks for the portfolio. Because diversification is an effective element of risk management, the Fund is a diversified portfolio that will typically contain between 200 and 250 holdings.

      Any changes in the portfolio's sector allocation during the period were modest and were the direct result of stock selection. The Fund's turnover rate for the six-month period was 34%.

      BECAUSE DIVERSIFICATION IS AN EFFECTIVE ELEMENT OF RISK MANAGEMENT, THE FUND IS A DIVERSIFIED PORTFOLIO THAT WILL TYPICALLY CONTAIN BETWEEN 200 AND 250 HOLDINGS.

Q:    How do you intend to manage the Fund in the coming months?

A: We believe our use of multiple investment disciplines serves the Fund well in all investment environments and the portfolio is well-positioned for any potential market condition. Whether there is a surge in small-cap stocks or a downturn, the combination of models should, in our view, help us deliver value relative to the Russell Index over extended periods of time. We are equally convinced of the merit of our multifaceted, disciplined approach to controlling risk in the portfolio. We believe this combination of style diversification and rigorous risk control will allow us to maintain the high quality of the Fund's portfolio in whatever market conditions lie ahead.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.


------------------------------------------------------------------------------

10 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT 11

                                     BEGINNING          ENDING          EXPENSES
                                   ACCOUNT VALUE     ACCOUNT VALUE     PAID DURING        ANNUALIZED
                                    AUG. 1, 2006     JAN. 31, 2007    THE PERIOD(a)      EXPENSE RATIO
Class A
  Actual(b)                            $1,000          $1,146.10          $ 6.92             1.28%
  Hypothetical
  (5% return before expenses)          $1,000          $1,018.75          $ 6.51             1.28%
Class B
  Actual(b)                            $1,000          $1,141.70          $10.96             2.03%
  Hypothetical
  (5% return before expenses)          $1,000          $1,014.97          $10.31             2.03%
Class C
  Actual(b)                            $1,000          $1,141.70          $11.17             2.07%
  Hypothetical
  (5% return before expenses)          $1,000          $1,014.77          $10.51             2.07%
Class I
  Actual(b)                            $1,000          $1,148.20          $ 5.09              .94%
  Hypothetical
  (5% return before expenses)          $1,000          $1,020.47          $ 4.79              .94%
Class R2
  Actual(c)                               N/A                N/A             N/A              N/A
  Hypothetical
  (5% return before expenses)          $1,000          $1,017.14          $ 8.13             1.60%
Class R3
  Actual(c)                               N/A                N/A             N/A              N/A
  Hypothetical
  (5% return before expenses)          $1,000          $1,018.70          $ 6.56             1.29%
Class R4
  Actual(b)                            $1,000          $1,147.50          $ 6.77(d)          1.25%
  Hypothetical
  (5% return before expenses)          $1,000          $1,018.90          $ 6.36(d)          1.25%
Class R5
  Actual(c)                               N/A                N/A             N/A              N/A
  Hypothetical
  (5% return before expenses)          $1,000          $1,021.12          $ 4.13              .81%


------------------------------------------------------------------------------

12 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Jan. 31, 2007:
      +14.61% for Class A, +14.17% for Class B, +14.17% for Class C, +14.82%
      for Class I and +14.75% for Class R4.

(c) The actual values and expenses paid are not presented because Class R2, Class R3 and Class R5 do not have a full six months of history. The inception date of Class R2, Class R3 and Class R5 is Dec. 11, 2006.

(d) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.31% for Class R4.
      Any amounts waived will not be reimbursed by the Fund. These changes were effective Dec. 11, 2006. If these changes had been in place for the six-month period ended Jan. 31, 2007, the actual expenses paid for Class
      R4 would have been $6.87 and the hypothetical expenses paid for Class R4 would have been $6.46.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT 13

INVESTMENTS IN SECURITIES

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.0%)

ISSUER                                              SHARES            VALUE(a)
AEROSPACE & DEFENSE (0.2%)
Ladish                                               1,354(b)      $    55,108
------------------------------------------------------------------------------

AUTO COMPONENTS (2.0%)
American Axle & Mfg
 Holdings                                            2,683              55,753
ArvinMeritor                                         3,697              71,167
Autoliv                                                878(c)           52,979
BorgWarner                                           1,672             114,599
Lear                                                 3,054             103,408
Sauer-Danfoss                                        1,376              47,389
                                                                   -----------
Total                                                                  445,295
------------------------------------------------------------------------------

BEVERAGES (0.2%)
Boston Beer Cl A                                     1,109(b)           38,981
------------------------------------------------------------------------------

BIOTECHNOLOGY (0.8%)
Pharmion                                             2,607(b)           83,033
Savient Pharmaceuticals                              6,706(b)          100,121
                                                                   -----------
Total                                                                  183,154
------------------------------------------------------------------------------

BUILDING PRODUCTS (0.5%)
USG                                                  2,180(b)          116,848
------------------------------------------------------------------------------

CAPITAL MARKETS (2.2%)
American Capital Strategies                          2,383             115,933
Apollo Investment                                    3,153              69,997
Knight Capital Group Cl A                            1,633(b)           29,508
MCG Capital                                          5,326             105,295
Piper Jaffray Companies                              1,465(b)          100,997
SWS Group                                            2,853              71,981
                                                                   -----------
Total                                                                  493,711
------------------------------------------------------------------------------

CHEMICALS (4.0%)
Albemarle                                            1,018              79,384
Ashland                                              1,959             136,248
CF Inds Holdings                                     2,076              63,318
Innospec                                             2,391(c)          127,919
Intl Flavors & Fragrances                              971              47,074
OM Group                                             2,619(b)          127,964
Sensient Technologies                                4,722             116,539
Terra Inds                                           8,581(b)          122,108
WR Grace & Co                                        4,263(b)           92,507
                                                                   -----------
Total                                                                  913,061
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                              SHARES            VALUE(a)
COMMERCIAL BANKS (8.2%)
BancorpSouth                                         2,725(d)      $    69,024
Banner                                               1,649              70,643
BOK Financial                                          972              51,681
Cascade Bancorp                                      3,783              99,606
Chemical Financial                                   3,741             111,482
Citizens Banking                                     5,005             122,673
City Natl                                            1,144              82,288
Commerce Bancshares                                  1,688              82,915
Community Trust Bancorp                              3,168             123,868
First BanCorp                                       15,914(c)          169,961
First Horizon Natl                                   2,338             101,937
FirstMerit                                           5,424             122,148
Greene County Bancshares                             1,277              46,879
Hancock Holding                                        585              27,489
Intervest Bancshares                                 2,138(b)           64,888
Pinnacle Financial Partners                          1,563(b)           49,735
Preferred Bank                                         863              56,423
Renasant                                             1,698              48,206
S.Y. Bancorp                                         1,259              34,522
Susquehanna Bancshares                               4,708             118,830
TCF Financial                                        2,037              51,699
Texas United Bancshares                              1,421              49,621
Trustmark                                            3,597             105,968
                                                                   -----------
Total                                                                1,862,486
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.1%)
AMREP                                                1,100             112,365
Corrections Corp of America                          1,264(b)           61,582
Deluxe                                               6,439             192,656
Standard Parking                                     1,306(b)           49,732
Viad                                                 3,756             157,527
Waste Inds USA                                       2,730              80,726
Watson Wyatt Worldwide
 Cl A                                                1,108              49,073
                                                                   -----------
Total                                                                  703,661
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.0%)
Anaren                                               5,817(b)           95,981
Carrier Access                                       7,083(b)           40,798
C-COR                                                8,042(b)          110,095

See accompanying notes to investments in securities.

------------------------------------------------------------------------------

14 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT

ISSUER                                              SHARES            VALUE(a)
COMMUNICATIONS EQUIPMENT (CONT.)
MasTec                                               8,813(b)      $    99,146
Oplink Communications                                5,401(b)          102,511
                                                                   -----------
Total                                                                  448,531
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.5%)
Brocade Communications
 Systems                                            13,224(b)          113,462
------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Comfort Systems USA                                  4,699              57,563
------------------------------------------------------------------------------

CONSUMER FINANCE (1.4%)
AmeriCredit                                          2,378(b)           64,539
Cash America Intl                                    3,489             149,015
World Acceptance                                     2,420(b)          106,504
                                                                   -----------
Total                                                                  320,058
------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.2%)
Greif Cl A                                             838              95,792
Rock-Tenn Cl A                                       5,630             184,213
                                                                   -----------
Total                                                                  280,005
------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.3%)
INVESTools                                           5,224(b)           75,748
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
Alaska Communications
 Systems Group                                       4,892              79,055
Atlantic Tele-Network                                1,816              54,553
CenturyTel                                           1,276              57,216
Cogent Communications
 Group                                               5,130(b)          107,730
CT Communications                                    1,566              38,257
FairPoint Communications                             6,092             123,424
Iowa Telecommunications
 Services                                            2,510              50,451
                                                                   -----------
Total                                                                  510,686
------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.1%)
Allete                                               2,496             120,033
Great Plains Energy                                  2,580              80,831
UIL Holdings                                         1,475              57,245
                                                                   -----------
Total                                                                  258,109
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
Superior Essex                                       2,569(b)           81,977
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                 SHARES         VALUE(a)
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
Rofin-Sinar Technologies                               810(b)      $    52,998
SYNNEX                                               6,598(b)          126,682
Technitrol                                           3,693              81,320
TTM Technologies                                     3,551(b)           38,031
                                                                   -----------
Total                                                                  299,031
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.3%)
Compagnie Generale de
 Geophysique-Veritas ADR                             1,499(b,c)         59,525
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.2%)
Ingles Markets Cl A                                  1,926              70,530
PriceSmart                                           3,375(b)           52,954
Ruddick                                              5,265             146,368
Spartan Stores                                       3,381              79,994
SUPERVALU                                            2,952             112,117
Weis Markets                                         1,005              43,496
                                                                   -----------
Total                                                                  505,459
------------------------------------------------------------------------------

FOOD PRODUCTS (1.2%)
Imperial Sugar                                       2,072              64,543
Lancaster Colony                                       818              35,779
Lance                                                5,109             108,669
Pilgrim's Pride                                      1,741              55,137
                                                                   -----------
Total                                                                  264,128
------------------------------------------------------------------------------

GAS UTILITIES (0.6%)
ONEOK                                                1,674              71,831
UGI                                                  2,187              59,946
                                                                   -----------
Total                                                                  131,777
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Inverness Medical
 Innovations                                         1,638(b)           67,518
ZOLL Medical                                         1,185(b)           74,324
                                                                   -----------
Total                                                                  141,842
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.8%)
Alliance Imaging                                    11,587(b)           80,993
AMERIGROUP                                           1,331(b)           48,262
AMN Healthcare Services                              1,827(b)           47,283
CorVel                                               2,347(b)          110,614
Emeritus                                             1,784(b)           48,543
Magellan Health Services                               989(b)           40,361
MedCath                                              2,180(b)           62,435

See accompanying notes to investments in securities.

------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT 15

ISSUER                                              SHARES            VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Molina Healthcare                                    3,184(b)      $    98,163
Natl Healthcare                                        713              39,144
Tenet Healthcare                                     7,958(b)           56,183
                                                                   -----------
Total                                                                  631,981
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.5%)
Ambassadors Intl                                     1,779              77,262
Bally Technologies                                   2,164(b)           41,527
                                                                   -----------
Total                                                                  118,789
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (4.8%)
Beazer Homes USA                                     2,649             115,258
Blyth                                                2,272              47,235
Ethan Allen Interiors                                1,289              48,557
Hovnanian Enterprises Cl A                           3,785(b)          126,003
KB HOME                                              2,806             152,141
Kimball Intl Cl B                                    2,367              58,323
MDC Holdings                                         2,490             145,092
Meritage Homes                                       1,266(b)           56,274
Ryland Group                                         1,494              83,933
Standard-Pacific                                     3,868             106,138
Toll Brothers                                        4,456(b)          150,746
                                                                   -----------
Total                                                                1,089,700
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
Sequa Cl A                                             898(b)          113,139
------------------------------------------------------------------------------

INSURANCE (7.5%)
Alfa                                                 3,329              62,785
CNA Surety                                           3,793(b)           80,601
Commerce Group                                       4,585             138,375
EMC Insurance Group                                  3,767             126,684
Erie Indemnity Cl A                                  1,424              78,704
Fidelity Natl Financial Cl A                         5,782             137,265
First American                                       3,339             141,508
LandAmerica Financial
 Group                                                 988              62,303
Meadowbrook Insurance
 Group                                               7,252(b)           72,810
Mercury General                                      1,689              88,098
Natl Western Life Insurance
 Cl A                                                  243              55,766
Old Republic Intl                                    5,931(d)          132,261
Presidential Life                                    3,482              75,664
Protective Life                                      2,762             135,145

COMMON STOCKS (CONTINUED)

ISSUER                                              SHARES            VALUE(a)
INSURANCE (CONT.)
Safety Insurance Group                               1,132         $    55,287
StanCorp Financial Group                             1,854              88,714
Stewart Information Services                           972              40,863
Transatlantic Holdings                               2,180             136,882
                                                                   -----------
Total                                                                1,709,715
------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.4%)
Systemax                                             4,390(b)           95,790
------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.2%)
SonicWALL                                            4,973(b)           41,922
------------------------------------------------------------------------------

IT SERVICES (2.7%)
BISYS Group                                         11,870(b)          151,580
Convergys                                            3,786(b)           98,587
Forrester Research                                   1,272(b)           35,820
iGATE                                                8,596(b)           58,281
Infocrossing                                         3,961(b)           65,277
Lightbridge                                          8,758(b)          140,566
StarTek                                              6,371              65,366
                                                                   -----------
Total                                                                  615,477
------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.6%)
Brunswick                                            2,483              84,695
JAKKS Pacific                                        2,475(b)           50,168
                                                                   -----------
Total                                                                  134,863
------------------------------------------------------------------------------

MACHINERY (2.3%)
AGCO                                                 2,760(b)           93,757
Cascade                                              1,491              80,097
Gorman-Rupp                                          1,606              64,882
Mueller Inds                                         1,417              46,152
Robbins & Myers                                      2,402             104,439
SPX                                                  1,810             127,044
                                                                   -----------
Total                                                                  516,371
------------------------------------------------------------------------------

MEDIA (0.6%)
Charter Communications
 Cl A                                               16,498(b)           57,743
New York Times Cl A                                  3,037              70,124
                                                                   -----------
Total                                                                  127,867
------------------------------------------------------------------------------

METALS & MINING (2.6%)
Brush Engineered Materials                           2,004(b)           66,312
Century Aluminum                                     1,748(b)           79,674

See accompanying notes to investments in securities.

------------------------------------------------------------------------------

16 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT

ISSUER                                              SHARES            VALUE(a)
METALS & MINING (CONT.)
Metal Management                                     3,710         $   152,259
Olympic Steel                                        2,919              77,645
Quanex                                               3,391             132,893
Wheeling-Pittsburgh                                  2,955(b)           72,427
                                                                   -----------
Total                                                                  581,210
------------------------------------------------------------------------------

MULTILINE RETAIL (1.2%)
Big Lots                                             2,987(b)           77,453
Bon-Ton Stores                                       1,379              50,334
Dollar Tree Stores                                   3,139(b)           98,752
Family Dollar Stores                                 1,672              54,173
                                                                   -----------
Total                                                                  280,712
------------------------------------------------------------------------------

MULTI-UTILITIES (1.2%)
Avista                                               4,893             123,060
CenterPoint Energy                                   5,521              95,292
TECO Energy                                          3,368              57,121
                                                                   -----------
Total                                                                  275,473
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.5%)
Cimarex Energy                                       2,649              99,285
Houston Exploration                                  2,607(b)          136,398
Overseas Shipholding Group                           1,670             103,757
Pogo Producing                                       1,197              59,311
Stone Energy                                         4,981(b)          169,304
                                                                   -----------
Total                                                                  568,055
------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Schweitzer-Mauduit Intl                              2,094              50,863
------------------------------------------------------------------------------

PHARMACEUTICALS (0.7%)
King Pharmaceuticals                                 8,363(b)          149,363
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (9.6%)
American Home Mtge
 Investment                                          2,025              70,754
Annaly Capital
 Management                                          9,823             135,361
Anthracite Capital                                   8,647             118,204
Anworth Mtge Asset                                   9,310              85,466
Capital Trust Cl A                                   2,651             131,490
FelCor Lodging Trust                                 5,405             119,288
Home Properties                                        989              63,583
IMPAC Mtge Holdings                                 14,939             128,774
iStar Financial                                      1,706              85,556
Longview Fibre                                       1,621              34,009
Luminent Mtge Capital                                8,601              79,645

COMMON STOCKS (CONTINUED)


ISSUER                                              SHARES            VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
MFA Mtge Investments                                13,901         $   103,423
New Century Financial                                2,885              87,329
Newcastle Investment                                 4,778             154,903
NorthStar Realty Finance                             9,316             164,426
Omega Healthcare Investors                           8,360             151,567
RAIT Financial Trust                                 3,805             142,269
Redwood Trust                                        2,070             131,569
Thornburg Mtge                                       6,109             164,332
                                                                   -----------
Total                                                                2,151,948
------------------------------------------------------------------------------

ROAD & RAIL (2.5%)
Arkansas Best                                        2,852             109,003
P.A.M. Transportation
 Services                                            2,130(b)           46,817
Ryder System                                           716              39,051
Saia                                                 1,679(b)           44,745
U.S. Xpress Enterprises Cl A                         2,314(b)           42,740
Werner Enterprises                                   6,911             131,378
YRC Worldwide                                        3,490(b)          154,782
                                                                   -----------
Total                                                                  568,516
------------------------------------------------------------------------------

SOFTWARE (3.1%)
Actuate                                             16,335(b)           85,432
Aspen Technology                                     8,758(b)           89,770
Blackbaud                                            4,446             106,571
Macrovision                                          5,092(b)          125,925
Mentor Graphics                                      6,316(b)          117,478
OPNET Technologies                                   3,117(b)           42,111
Take-Two Interactive
 Software                                            8,382(b)          145,678
                                                                   -----------
Total                                                                  712,965
------------------------------------------------------------------------------

SPECIALTY RETAIL (4.8%)
AutoNation                                           6,488(b)          145,657
Books-A-Million                                      3,398              64,902
Borders Group                                        4,203              88,179
Buckle                                               2,209              74,178
Cabela's                                             1,590(b)           38,128
Foot Locker                                          5,018             112,604
Group 1 Automotive                                   1,913             101,389
Jo-Ann Stores                                        1,901(b)           48,057
RadioShack                                           3,191              70,521
Rent-A-Center                                        4,302(b)          126,737
Sonic Automotive Cl A                                1,852              58,060
Talbots                                              2,707              63,885
Zale                                                 3,718(b)          102,319
                                                                   -----------
Total                                                                1,094,616
------------------------------------------------------------------------------

See accompanying notes to investments in securities.

------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT 17

ISSUER                                              SHARES            VALUE(a)
TEXTILES, APPAREL & LUXURY GOODS (3.3%)
Brown Shoe                                             921         $    50,056
Columbia Sportswear                                  1,277              82,801
Deckers Outdoor                                      1,247(b)           72,713
Jones Apparel Group                                  4,115             140,568
Liz Claiborne                                        3,043             135,109
Perry Ellis Intl                                     2,295(b)           69,057
Skechers USA Cl A                                    4,844(b)          171,671
Warnaco Group                                          840(b)           23,764
                                                                   -----------
Total                                                                  745,739
------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (4.9%)
Accredited Home
 Lenders Holding                                     4,172(b)          115,856
Astoria Financial                                    2,213              65,483
Citizens First Bancorp                               2,220              59,873
City Bank                                            1,638              55,692
Flagstar Bancorp                                     8,618             125,047
Fremont General                                     10,549             143,466
IndyMac Bancorp                                      1,257              48,885
Ocwen Financial                                      6,989(b)           98,405
PMI Group                                            2,695             128,875
Triad Guaranty                                       1,784(b)           91,876
W Holding                                           22,875(c)          120,323
Washington Federal                                   2,246              52,085
                                                                   -----------
Total                                                                1,105,866
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                              SHARES            VALUE(a)
TOBACCO (0.6%)
Universal                                            3,022         $   146,053
------------------------------------------------------------------------------

WATER UTILITIES (0.4%)
SJW                                                  2,090              83,287
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
@Road                                               15,854(b)          117,637
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $20,336,062)                                                $22,188,123
------------------------------------------------------------------------------

MONEY MARKET FUND (2.1%)

                                                   SHARES             VALUE(a)
RiverSource Short-Term
 Cash Fund                                         465,381(e)      $   465,381
------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $465,381)                                                   $   465,381
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $20,801,443)(f)                                             $22,653,504
==============================================================================

See accompanying notes to investments in securities.

------------------------------------------------------------------------------

18 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2007, the value of foreign securities represented 2.3% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                               CONTRACTS
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      Russell Mini Futures, March 2007                                      5

(e)   Affiliated Money Market Fund -- See Note 6 to the financial statements.

(f) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $20,801,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $2,495,000
      Unrealized depreciation                                        (642,000)
      -----------------------------------------------------------------------
      Net unrealized appreciation                                  $1,853,000
      -----------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT 19

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JAN. 31, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers (identified cost $20,336,062)                                          $22,188,123
   Affiliated money market fund (identified cost $465,381) (Note 6)                                465,381
----------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $20,801,443)                                   22,653,504
Capital shares receivable                                                                           45,105
Dividends and accrued interest receivable                                                           12,842
Receivable for investment securities sold                                                            1,350
----------------------------------------------------------------------------------------------------------
Total assets                                                                                    22,712,801
----------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash on demand deposit                                                      124
Accrued investment management services fee                                                             524
Accrued distribution fee                                                                               112
Accrued transfer agency fee                                                                             19
Accrued administrative services fee                                                                     49
Other accrued expenses                                                                              65,307
----------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   66,135
----------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                             $22,646,666
==========================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                       $    20,599
Additional paid-in capital                                                                      20,906,362
Undistributed net investment income                                                                195,069
Accumulated net realized gain (loss)                                                              (333,155)
Unrealized appreciation (depreciation) on investments (Note 5)                                   1,857,791
----------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                       $22,646,666
==========================================================================================================
Net assets applicable to outstanding shares:                Class A                            $14,332,978
                                                            Class B                            $   482,437
                                                            Class C                            $    27,590
                                                            Class I                            $ 7,777,680
                                                            Class R2                           $     4,996
                                                            Class R3                           $     4,999
                                                            Class R4                           $    10,986
                                                            Class R5                           $     5,000
Net asset value per share of outstanding capital stock:     Class A shares      1,304,066      $     10.99
                                                            Class B shares         44,176      $     10.92
                                                            Class C shares          2,526      $     10.92
                                                            Class I shares        706,816      $     11.00
                                                            Class R2 shares           455      $     10.98
                                                            Class R3 shares           455      $     10.99
                                                            Class R4 shares         1,000      $     10.99
                                                            Class R5 shares           455      $     10.99
----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

------------------------------------------------------------------------------

20 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JAN. 31, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                                               $  284,271
Interest                                                                                     1,874
Income distributions from affiliated money market fund (Note 6)                             12,403
  Less foreign taxes withheld                                                                 (322)
--------------------------------------------------------------------------------------------------
Total income                                                                               298,226
--------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                          75,278
Distribution fee
  Class A                                                                                   16,083
  Class B                                                                                    1,708
  Class C                                                                                      144
  Class R2                                                                                       3
  Class R3                                                                                       2
Transfer agency fee
  Class A                                                                                    2,499
  Class B                                                                                      114
  Class C                                                                                        9
  Class R4                                                                                       3
Service fee -- Class R4                                                                          6
Administrative services fees and expenses                                                    7,420
Plan administration services fee
  Class R2                                                                                       2
  Class R3                                                                                       2
  Class R4                                                                                       5
Compensation of board members                                                                   44
Custodian fees                                                                              15,630
Printing and postage                                                                        12,380
Registration fees                                                                           39,914
Professional fees                                                                           10,000
Other                                                                                        3,516
--------------------------------------------------------------------------------------------------
Total expenses                                                                             184,762
  Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)         (73,980)
--------------------------------------------------------------------------------------------------
                                                                                           110,782
  Earnings and bank fee credits on cash balances (Note 2)                                   (6,480)
--------------------------------------------------------------------------------------------------
Total net expenses                                                                         104,302
--------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                            193,924
--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions (Note 3)                                                          (315,159)
  Futures contracts                                                                         (3,819)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                   (318,978)
Net change in unrealized appreciation (depreciation) on investments                      2,706,358
--------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                                    2,387,380
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                         $2,581,304
==================================================================================================

See accompanying notes to financial statements.

------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT 21

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               FOR THE
                                                                        JAN. 31, 2007        PERIOD FROM
                                                                       SIX MONTHS ENDED     FEB. 16, 2006*
                                                                         (UNAUDITED)       TO JULY 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                           $  193,924         $    33,477
Net realized gain (loss) on investments                                     (318,978)            334,405
Net change in unrealized appreciation (depreciation) on investments        2,706,358          (1,059,500)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            2,581,304            (691,618)
--------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                                (22,789)                 --
      Class I                                                                (22,690)                 --
      Class R2                                                                   (17)                N/A
      Class R3                                                                   (17)                N/A
      Class R4                                                                   (57)                 --
      Class R5                                                                   (18)                N/A
   Net realized gain
      Class A                                                               (234,913)                 --
      Class B                                                                 (7,684)                 --
      Class C                                                                   (463)                 --
      Class I                                                               (106,528)                 --
      Class R2                                                                   (84)                N/A
      Class R3                                                                   (84)                N/A
      Class R4                                                                  (337)                 --
      Class R5                                                                   (84)                N/A
--------------------------------------------------------------------------------------------------------
Total distributions                                                         (395,765)                 --
--------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

22 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT

                                                                                                 FOR THE
                                                                          JAN. 31, 2007        PERIOD FROM
                                                                         SIX MONTHS ENDED     FEB. 16, 2006*
                                                                           (UNAUDITED)       TO JULY 31, 2006
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
  Class A shares (Note 2)                                                  $ 1,812,866          $ 1,781,018
  Class B shares                                                               304,050              262,415
  Class C shares                                                                    --               20,800
  Class I shares                                                             3,818,677            3,314,962
  Class R2 shares                                                                5,000                  N/A
  Class R3 shares                                                                5,000                  N/A
  Class R4 shares                                                                8,003                   --
  Class R5 shares                                                                5,000                  N/A
Reinvestment of distributions at net asset value
  Class A shares                                                                55,291                   --
  Class B shares                                                                 7,499                   --
  Class C shares                                                                   278                   --
  Class I shares                                                               128,993                   --
  Class R4 shares                                                                  178                   --
Payments for redemptions
  Class A shares                                                              (333,645)            (134,265)
  Class B shares (Note 2)                                                      (98,049)             (26,868)
  Class C shares (Note 2)                                                       (4,930)                  --
  Class I shares                                                                    --                 (125)
  Class R4 shares                                                               (9,200)                  --
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions            5,705,011            5,217,937
-----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                      7,890,550            4,526,319
Net assets at beginning of period (Note 1)                                  14,756,116           10,229,797**
-----------------------------------------------------------------------------------------------------------
Net assets at end of period                                                $22,646,666          $14,756,116
===========================================================================================================
Undistributed net investment income                                        $   195,069          $    46,733
-----------------------------------------------------------------------------------------------------------

*  When shares became publicly available.

** Initial capital of $10,010,640 was contributed on Feb. 9, 2006. The Fund had an increase in net assets resulting from operations of $219,157 during the period from Feb. 9, 2006 to Feb. 16, 2006 (when shares became publicly available).

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT 23

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Jan. 31, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Dimensions Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Dimensions Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in small capitalization equity securities of companies with market capitalizations that fall within the range of companies that comprise the Russell 2000 Value Index at the time of investment.

The Fund offers Class A, Class B, Class C and Class R4 shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006. At Jan. 31, 2007, Ameriprise Financial, Inc. (Ameriprise Financial) owned 100% of Class R4 shares.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Jan. 31, 2007, Ameriprise Financial and the affiliated funds-of-funds owned 100% of Class I shares.

Effective Dec. 11, 2006, the Fund offers additional classes of shares. Class R2, Class R3 and Class R5, offered to certain institutional investors. These shares are sold without a front-end sales charge or CDSC. At Jan. 31, 2007, Ameriprise Financial owned 100% of Class R2, Class R3 and Class R5 shares.

At Jan. 31, 2007, Ameriprise Financial and the affiliated funds-of-funds owned approximately 83% of the total outstanding Fund shares.


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24 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT 25

The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.


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26 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest


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RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT 27
and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.85% to 0.725% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Small-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the Index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $3,556 for the six months ended Jan. 31, 2007.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase.

Other expenses in the amount of $160 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.


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28 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $19.50

o     Class B $20.50

o     Class C $20.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset-based fee of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent and annual account-based fee of $17.50 per shareholder account.

In addition, with the introduction of Class R2, Class R3 and Class R5 shares, the Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R5 shares.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.


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RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT 29

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4 and the introduction of Class R2 and Class R3. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $7,857 for Class A, $41 for Class B and $49 for Class C for the six months ended Jan. 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Jan. 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses to 1.28% for Class A, 2.03% for Class B, 2.07% for Class C, 0.94% for Class I and 1.25% for Class R4. Of these waived fees and expenses, the management fees waived for at the Fund level were $73,980. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until July 31, 2007 unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustments, will not exceed 1.48% for Class A, 2.25% for Class B, 2.25% for Class C, 1.13% for Class I, 1.85% for Class R2, 1.60% for Class R3, 1.31% for Class R4 and 1.10% for Class R5 of the Fund's average daily net assets.

During the six months ended Jan. 31, 2007, the Fund's custodian and transfer agency fees were reduced by $6,480 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $11,724,772 and $6,006,000, respectively, for the six months ended Jan. 31, 2007. Realized gains and losses are determined on an identified cost basis.


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30 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                               SIX MONTHS ENDED JAN. 31, 2007
                               CLASS A       CLASS B       CLASS C       CLASS I     CLASS R2(a)
------------------------------------------------------------------------------------------------
Sold                           174,374        29,458           --        368,524          455
Issued for reinvested
 distributions                   5,134           700           26         11,966           --
Redeemed                       (31,580)       (9,853)        (466)            --           --
------------------------------------------------------------------------------------------------
Net increase (decrease)        147,928        20,305         (440)       380,490          455
------------------------------------------------------------------------------------------------

                                                          CLASS R3(a)   CLASS R4(b)  CLASS R5(a)
------------------------------------------------------------------------------------------------
Sold                                                          455            822          455
Issued for reinvested
 distributions                                                 --             17           --
Redeemed                                                       --           (839)          --
------------------------------------------------------------------------------------------------
Net increase (decrease)                                       455             --          455
------------------------------------------------------------------------------------------------

                                              FEB. 16, 2006(c) TO JULY 31, 2006
                               CLASS A       CLASS B       CLASS C       CLASS I        CLASS R2
------------------------------------------------------------------------------------------------
Sold                           173,455        25,661        1,966        324,274          N/A
Issued for reinvested
 distributions                      --            --           --             --          N/A
Redeemed                       (13,317)       (2,790)          --            (12)         N/A
------------------------------------------------------------------------------------------------
Net increase (decrease)        160,138        22,871        1,966        324,262          N/A
------------------------------------------------------------------------------------------------

                                                           CLASS R3     CLASS R4(b)     CLASS R5
------------------------------------------------------------------------------------------------
Sold                                                          N/A             --          N/A
Issued for reinvested
 distributions                                                N/A             --          N/A
Redeemed                                                      N/A             --          N/A
------------------------------------------------------------------------------------------------
Net increase (decrease)                                       N/A             --          N/A
------------------------------------------------------------------------------------------------

(a)   Inception date was Dec. 11, 2006.

(b)   Effective Dec. 1, 2006, Class Y was renamed Class R4.

(c)   When shares became publicly available.

5. STOCK INDEX FUTURES CONTRACTS

At Jan. 31, 2007, investments in securities included securities valued at $71,455 that were pledged as collateral to cover initial margin deposits on five open purchase contracts. The notional market value of the open purchase contracts at Jan. 31, 2007 was $402,200 with a net unrealized gain of $5,730. See "Summary of significant accounting policies" and "Notes to investments in securities."


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RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT 31

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings under the facility outstanding during the six months ended Jan. 31, 2007.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.


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32 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.


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RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT 33

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


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34 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                  2007(i)        2006(b)
Net asset value, beginning of period          $ 9.77         $10.22
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .08            .02
Net gains (losses) (both realized
 and unrealized)                                1.34           (.47)
------------------------------------------------------------------------------
Total from investment operations                1.42           (.45)
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income            (.02)            --
Distributions from realized gains               (.18)            --
------------------------------------------------------------------------------
Total distributions                             (.20)            --
------------------------------------------------------------------------------
Net asset value, end of period                $10.99         $ 9.77
------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)       $   14         $   11
------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d),(e)                    1.28%(f)       1.40%(f)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                    1.97%(f)        .55%(f)
------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                34%            40%
------------------------------------------------------------------------------
Total return(g)                                14.61%(h)      (4.40%)(h)
------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 2.10% for six months ended Jan. 31, 2007 and 3.27% for the period ended July 31, 2006.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


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RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT 35

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                2007(i)        2006(b)
Net asset value, beginning of period        $ 9.73         $10.22
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .06             --
Net gains (losses) (both realized
 and unrealized)                              1.31           (.49)
------------------------------------------------------------------------------
Total from investment operations              1.37           (.49)
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains             (.18)            --
------------------------------------------------------------------------------
Net asset value, end of period              $10.92         $ 9.73
------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)     $   --         $   --
------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d),(e)                  2.03%(f)       2.18%(f)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                  1.36%(f)       (.17%)(f)
------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)              34%            40%
------------------------------------------------------------------------------
Total return(g)                              14.17%(h)      (4.79%)(h)
------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.75% for six months ended Jan. 31, 2007 and 4.05% for the period ended July 31, 2006.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

36 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                  2007(i)        2006(b)
Net asset value, beginning of period          $ 9.73         $10.22
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .06             --
Net gains (losses) (both realized
 and unrealized)                                1.31           (.49)
------------------------------------------------------------------------------
Total from investment operations                1.37           (.49)
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains               (.18)            --
------------------------------------------------------------------------------
Net asset value, end of period                $10.92         $ 9.73
------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)       $   --         $   --
------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d),(e)                    2.07%(f)       2.18%(f)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                    1.06%(f)       (.22%)(f)
------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                34%            40%
------------------------------------------------------------------------------
Total return(g)                                14.17%(h)      (4.79%)(h)
------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.94% for the six months ended Jan. 31, 2007 and 4.05% for the period ended July 31, 2006.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT 37

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                 2007(i)        2006(b)
Net asset value, beginning of period         $ 9.78         $10.22
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .10            .03
Net gains (losses) (both realized
 and unrealized)                               1.34           (.47)
------------------------------------------------------------------------------
Total from investment operations               1.44           (.44)
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.04)            --
Distributions from realized gains              (.18)            --
------------------------------------------------------------------------------
Total distributions                            (.22)            --
------------------------------------------------------------------------------
Net asset value, end of period               $11.00         $ 9.78
------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)      $    8         $    3
------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d),(e)                    .94%(f)       1.13%(f)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                   2.45%(f)        .91%(f)
------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)               34%            40%
------------------------------------------------------------------------------
Total return(g)                               14.82%(h)      (4.31%)(h)
------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 1.68% for the six months ended Jan. 31, 2007 and 3.00% for the period ended July 31, 2006.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

38 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                    2007(b)
Net asset value, beginning of period            $10.94
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .04
Net gains (losses) (both realized
 and unrealized)                                   .22
------------------------------------------------------------------------------
Total from investment operations                   .26
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.04)
Distributions from realized gains                 (.18)
------------------------------------------------------------------------------
Total distributions                               (.22)
------------------------------------------------------------------------------
Net asset value, end of period                  $10.98
------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)         $   --
------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)                          1.60%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                      2.75%(e)
------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                  34%
------------------------------------------------------------------------------
Total return(f)                                   1.97%(g)
------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Dec. 11, 2006 (inception date) to Jan. 31, 2007
      (Unaudited).

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT 39

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                    2007(b)
Net asset value, beginning of period            $10.94
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .05
Net gains (losses) (both realized
 and unrealized)                                   .22
------------------------------------------------------------------------------
Total from investment operations                   .27
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.04)
Distributions from realized gains                 (.18)
------------------------------------------------------------------------------
Total distributions                               (.22)
------------------------------------------------------------------------------
Net asset value, end of period                  $10.99
------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)         $   --
------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)                          1.29%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                      3.03%(e)
------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                  34%
------------------------------------------------------------------------------
Total return(f)                                   2.07%(g)
------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Dec. 11, 2006 (inception date) to Jan. 31, 2007
      (Unaudited).

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

40 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                 2007(i)        2006(b)
Net asset value, beginning of period         $ 9.77         $10.22
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .09            .02
Net gains (losses) (both realized
 and unrealized)                               1.34           (.47)
------------------------------------------------------------------------------
Total from investment operations               1.43           (.45)
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.03)            --
Distributions from realized gains              (.18)            --
------------------------------------------------------------------------------
Total distributions                            (.21)            --
------------------------------------------------------------------------------
Net asset value, end of period               $10.99         $ 9.77
------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)      $   --         $   --
------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d),(e)                   1.25%(f)       1.25%(f)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                   2.16%(f)        .69%(f)
------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)               34%            40%
------------------------------------------------------------------------------
Total return(g)                               14.75%(h)      (4.40%)(h)
------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 2.12% for the six months ended Jan. 31, 2007 and 3.12% for the period ended July 31, 2006.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT 41

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                    2007(b)
Net asset value, beginning of period            $10.94
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .05
Net gains (losses) (both realized
 and unrealized)                                   .22
------------------------------------------------------------------------------
Total from investment operations                   .27
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.04)
Distributions from realized gains                 (.18)
------------------------------------------------------------------------------
Total distributions                               (.22)
------------------------------------------------------------------------------
Net asset value, end of period                  $10.99
------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)         $   --
------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)                           .81%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                      3.50%(e)
------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                  34%
------------------------------------------------------------------------------
Total return(f)                                   2.08%(g)
------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Dec. 11, 2006 (inception date) to Jan. 31, 2007
      (Unaudited).

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

42 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2007 SEMIANNUAL REPORT 43

RIVERSOURCE(R) DISCIPLINED SMALL CAP VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

RIVERSOURCE [LOGO](R)   This report must be accompanied or preceded by the
       INVESTMENTS      Fund's current prospectus. RiverSource(R)mutual funds
                        are distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc., Members NASD, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.

                                                               S-6509 A (3/07)

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Dimensions Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   April 3, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   April 3, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   April 3, 2007